Debt Issuance Costs (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Finance Costs [Abstract]
Schedule of Debt Issuance Costs
As of December 31, 2013, we had recorded $296.0 million of debt issuance costs directly associated with the arrangement of debt financing, net of accumulated amortization, as follows (in thousands):

Long-Term Debt	Debt Issuance Costs	Amortization Period	Accumulated Amortization	Net Costs
2013 Liquefaction Credit Facilities	$257,924	7.0 years	$(46,400)	$211,524
2021 Senior Notes	45,325	8.0 years	(3,910)	41,415
2022 Senior Notes	22,226	8.3 years	(195)	22,031
2023 Senior Notes	22,230	10.0 years	(1,160)	21,070
Total	$347,705		$(51,665)	$296,040